DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 191	$ 57	$ 386	$ 112
Transportation and distribution	50	48	101	97
Compensation	38	18	73	35
Operations and maintenance	37	18	79	36
Cost of inventory	0	1	2	3
Other	13	7	27	13
Total	$ 329	$ 149	$ 668	$ 296